Pacer US Small Cap Cash Cows Growth Leaders ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS – 100.0%	Shares	Value
Communication Services - 4.9%
Cargurus, Inc.(a)	2,783	$64,677
Cars.com, Inc.(a)	2,360	41,135
Gogo, Inc.(a)	1,792	15,859
Shutterstock, Inc.	610	28,652
TechTarget, Inc.(a)	820	28,019
Thryv Holdings, Inc.(a)	1,131	23,118
YELP, Inc.(a)	1,934	84,573
		286,033

Consumer Discretionary - 28.6%
Abercrombie & Fitch Co.(a)	2,814	286,747
Adtalem Global Education, Inc.(a)	1,592	80,364
American Eagle Outfitters, Inc.	8,700	172,434
Buckle, Inc.	1,820	67,686
Cavco Industries, Inc.(a)	188	62,401
G-III Apparel Group Ltd.(a)	5,115	153,910
Green Brick Partners, Inc.(a)	713	37,197
LCI Industries	322	35,832
M/I Homes, Inc.(a)	1,002	127,674
MDC Holdings, Inc.	1,051	65,772
Meritage Homes Corp.	455	75,353
Monarch Casino & Resort, Inc.	521	35,913
Monro, Inc.	642	20,454
Patrick Industries, Inc.	869	87,239
Perdoceo Education Corp.	6,114	110,662
Six Flags Entertainment Corp.(a)	1,360	34,286
Standard Motor Products, Inc.	1,081	43,618
Steven Madden Ltd.	1,793	75,091
Tri Pointe Homes, Inc.(a)	1,190	41,091
Vista Outdoor, Inc.(a)	1,685	47,298
		1,661,022

Consumer Staples - 6.1%
Cal-Maine Foods, Inc.	740	41,011
elf Beauty, Inc.(a)	453	72,267
Energizer Holdings, Inc.	1,040	32,885
Medifast, Inc.	332	18,144
National Beverage Corp.(a)	721	33,339
Simply Good Foods Co.(a)	1,190	44,982
Vector Group Ltd.	2,703	28,300
WD-40 Co.	334	86,499
		357,427

Energy - 10.1%
California Resources Corp.	1,879	89,591
CONSOL Energy, Inc.	1,891	178,888
Dorian LPG Ltd.	4,313	161,479
Helmerich & Payne, Inc.	1,762	70,938
RPC, Inc.	7,173	52,435
US Silica Holdings, Inc.(a)	3,315	35,537
		588,868

Health Care - 10.7%
Alkermes PLC(a)	1,100	29,755
Amphastar Pharmaceuticals, Inc.(a)	1,390	74,171
ANI Pharmaceuticals, Inc.(a)	1,071	59,784
Certara, Inc.(a)	1,174	18,972
Collegium Pharmaceutical, Inc.(a)	2,264	74,622
Corcept Therapeutics, Inc.(a)	1,852	39,077
Harmony Biosciences Holdings, Inc.(a)	810	25,547
Innoviva, Inc.(a)	2,691	43,594
LeMaitre Vascular, Inc.	461	26,756
Ligand Pharmaceuticals, Inc.(a)	400	29,240
Mesa Laboratories, Inc.	178	16,308
Omnicell, Inc.(a)	401	12,900
Pacira BioSciences, Inc.(a)	714	23,269
Premier, Inc.	1,160	25,079
Prestige Brands Holdings, Inc.(a)	631	38,832
Simulations Plus, Inc.	705	26,720
Supernus Pharmaceuticals, Inc.(a)	900	24,912
Veradigm, Inc.(a)	3,441	31,416
		620,954

Industrials - 14.7%
American Woodmark Corp.(a)	800	73,024
Brady Corp. - Class A	1,141	68,722
Encore Wire Corp.	291	65,621
Franklin Electric Co., Inc.	381	35,913
Gibraltar Industries, Inc.(a)	1,160	93,867
Griffon Corp.	2,183	127,182
Hayward Holdings, Inc.(a)	3,903	48,866
Insteel Industries, Inc.	1,672	57,901
Lindsay Corp.	322	41,895
Liquidity Services, Inc.(a)	4,600	80,270
Mueller Industries, Inc.	1,292	62,016
Standex International Corp.	254	37,506
Verra Mobility Corp.(a)	2,721	65,059
		857,842

Information Technology - 14.1%
A10 Networks, Inc.	1,965	26,272
Adeia, Inc.	3,165	38,423
Agilysys, Inc.(a)	730	61,108
Alarm.com Holdings, Inc.(a)	871	52,974
Axcelis Technologies, Inc.(a)	182	23,669
Badger Meter, Inc.	310	44,637
Cohu, Inc.(a)	743	23,672
Consensus Cloud Solutions, Inc.(a)	583	12,674
CTS Corp.	625	25,663
DoubleVerify Holdings, Inc.(a)	975	39,010
Extreme Networks, Inc.(a)	1,322	17,860
InterDigital, Inc.	641	67,337
Knowles Corp.(a)	1,714	27,955
Kulicke & Soffa Industries, Inc.	661	33,262
LiveRamp Holdings, Inc.(a)	2,733	107,899
NetScout Systems, Inc.(a)	852	18,327
PDF Solutions, Inc.(a)	651	20,311
Perficient, Inc.(a)	361	24,595
Photronics, Inc.(a)	1,763	51,515
Progress Software Corp.	532	30,223
Rogers Corp.(a)	186	21,440
SPS Commerce, Inc.(a)	289	53,118
		821,944

Materials - 10.4%
Alpha Metallurgical Resources, Inc.	697	278,271
Balchem Corp.	286	40,086
Hawkins, Inc.	1,367	91,001
Quaker Chemical Corp.	163	30,960
Warrior Met Coal, Inc.	2,567	164,724
		605,042

Utilities - 0.4%
Clearway Energy, Inc. - Class C	1,073	26,010
TOTAL COMMON STOCKS (Cost $5,710,609)		5,825,142

TOTAL INVESTMENTS – 100.0% (Cost $5,710,609		$5,825,142
Other Assets in Excess of Liabilities - 0.0%(b)		1,240
TOTAL NET ASSETS - 100.0%		$5,826,382

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 5,825,142	$ -	$ -	$ -	$ 5,825,142
Total Investments in Securities	$ 5,825,142	$ -	$ -	$ -	$ 5,825,142

Refer to the Schedule of Investments for industry classifications.